Information for Financial Instruments on Which Fair Value Option was Elected (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Option, Quantitative Disclosures [Line Items]
Excess (Deficiency) of fair value over uncollected principal	$ (60,653)	$ (51,531)
Fair value of financial instruments more than one day past due	1,345
Debt Securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Excess (Deficiency) of fair value over uncollected principal	(52,577)	(48,670)
Corporate Loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Excess (Deficiency) of fair value over uncollected principal	(8,751)	0
Fair value of financial instruments more than one day past due	1,345	0
Loans and Receivables
Fair Value, Option, Quantitative Disclosures [Line Items]
Excess (Deficiency) of fair value over uncollected principal	675	(2,861)
Fair value of financial instruments more than one day past due	$ 0	$ 0